SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.3%

Consumer Discretionary – 7.4%
Auto Components - 1.0%
Gentex Corporation	8,101	$208,601
Nokian Renkaat	18,000	509,269
		717,870
Household Durables - 2.6%
Hunter Douglas [1]	20,000	1,164,702
La-Z-Boy	1,915	60,571
PulteGroup	10,900	504,561
		1,729,834
Specialty Retail - 3.8%
American Eagle Outfitters	30,445	450,890
Rent-A-Center	36,466	1,089,969
USS	56,000	1,001,715
		2,542,574
Total		4,990,278

Consumer Staples – 0.8%
Food & Staples Retailing - 0.7%
FamilyMart	19,200	434,204
Household Products - 0.1%
Spectrum Brands Holdings	1,496	85,511
Total		519,715

Energy – 1.8%
Energy Equipment & Services - 0.7%
TGS-NOPEC Geophysical	36,000	434,944
Oil, Gas & Consumable Fuels - 1.1%
Gaztransport Et Technigaz	7,800	743,429
Total		1,178,373

Financials – 29.2%
Banks - 2.2%
Bank of Georgia Group [1]	39,500	453,277
BOK Financial	15,414	793,975
City Holding Company	4,089	235,567
		1,482,819
Capital Markets - 25.1%
Ashmore Group	349,000	1,604,044
AURELIUS Equity Opportunities [1]	7,200	116,979
B3-Brasil, Bolsa, Balcao	112,200	1,099,044
Bolsa Mexicana de Valores	444,000	1,001,593
Carlyle Group	88,000	2,170,960
Coronation Fund Managers	153,700	369,412
Evercore Cl. A	13,500	883,710
Federated Hermes Cl. B	21,200	456,012
Houlihan Lokey Cl. A	2,846	168,056
Jupiter Fund Management	225,700	653,300
KKR & Co.	76,437	2,624,847
Moelis & Company Cl. A	19,359	680,275
SEI Investments	37,900	1,922,288
Sprott	58,860	2,009,077
State Street	16,800	996,744
		16,756,341
Insurance - 1.0%
Reinsurance Group of America	7,205	685,844
Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada	23,648	613,244
Total		19,538,248

Health Care – 4.1%
Health Care Providers & Services - 0.5%
Ensign Group (The)	5,951	339,564
Pharmaceuticals - 3.6%
Recordati Industria Chimica e Farmaceutica	29,900	1,529,737
Santen Pharmaceutical	41,600	853,005
		2,382,742
Total		2,722,306

Industrials – 27.6%
Aerospace & Defense - 3.6%
HEICO Corporation Cl. A	27,220	2,413,325
Building Products - 1.1%
Geberit	800	474,024
UFP Industries	4,200	237,342
		711,366
Commercial Services & Supplies - 0.2%
Herman Miller	3,976	119,916
Construction & Engineering - 0.7%
Comfort Systems USA	9,059	466,629
Electrical Equipment - 2.3%
Hubbell Incorporated	11,462	1,568,460
Machinery - 10.8%
Alamo Group	588	63,521
Federal Signal	4,729	138,323
Graco	36,774	2,256,085
Lincoln Electric Holdings	10,022	922,425
Lindsay Corporation	17,400	1,682,232
Spirax-Sarco Engineering	14,976	2,129,216
		7,191,802
Marine - 2.1%
Clarkson	48,600	1,409,051
Professional Services - 3.1%
Korn Ferry	10,023	290,667
ManpowerGroup	20,300	1,488,599
Robert Half International	5,994	317,322
		2,096,588
Road & Rail - 0.8%
Old Dominion Freight Line	1,050	189,966
Werner Enterprises	8,643	362,920
		552,886
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies	34,675	1,910,593
Total		18,440,616

Information Technology – 9.4%
Electronic Equipment, Instruments & Components - 4.5%
FLIR Systems	65,800	2,358,930
Vishay Intertechnology	42,497	661,678
		3,020,608
IT Services - 3.6%
CSG Systems International	400	16,380
KBR	106,200	2,374,632
		2,391,012
Semiconductors & Semiconductor Equipment - 0.5%
MKS Instruments	2,808	306,718
Software - 0.8%
SimCorp	4,200	552,089
Total		6,270,427

Materials – 17.4%
Chemicals - 3.2%
Quaker Chemical	11,841	2,127,946
Containers & Packaging - 3.6%
AptarGroup	21,470	2,430,404
Metals & Mining - 10.6%
Franco-Nevada	19,299	2,693,755
Reliance Steel & Aluminum	10,830	1,105,093
Royal Gold	11,600	1,393,972
Worthington Industries	46,800	1,908,504
		7,101,324
Total		11,659,674

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
Relo Group	18,400	441,053
Total		441,053

TOTAL COMMON STOCKS
(Cost $35,756,871)		65,760,690

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/20, due 10/1/20, maturity value $132,592 (collateralized by obligations of various U.S. Government Agencies, 2.50% due 1/31/25, valued at $135,306)
(Cost $132,592)		132,592

TOTAL INVESTMENTS – 98.5%
(Cost $35,889,463)		65,893,282

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.5%		998,294

NET ASSETS – 100.0%		$66,891,576

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.0%

Banks - 10.2%
BOK Financial	10,450	$538,279
Bryn Mawr Bank	10,000	248,700
Cadence Bancorporation Cl. A	15,887	136,469
Capital City Bank Group	16,988	319,205
First Citizens BancShares Cl. A	1,828	582,730
First Republic Bank	2,599	283,447
Popular	22,292	808,531
TriState Capital Holdings [1]	11,600	153,584
Umpqua Holdings	17,400	184,788
Total		3,255,733

Capital Markets - 53.6%
Ares Management Cl. A	33,302	1,346,067
Ashmore Group	157,000	721,590
Associated Capital Group Cl. A	7,000	252,910
B3-Brasil, Bolsa, Balcao	61,000	597,520
Bolsa Mexicana de Valores	174,000	392,516
Canaccord Genuity Group	126,350	644,299
Carlyle Group	22,300	550,141
Charles Schwab	8,400	304,332
Coronation Fund Managers	61,200	147,092
CRISIL	14,000	340,271
Egyptian Financial Group-Hermes Holding Company [1]	307,987	267,646
GMP Capital	108,000	158,162
Great Elm Capital Group [1]	115,545	272,686
Hellenic Exchanges - Athens Stock Exchange	50,000	165,229
Intermediate Capital Group	39,111	600,876
IOOF Holdings	55,000	121,827
JSE	51,000	357,018
Jupiter Fund Management	106,900	309,427
KKR & Co.	23,900	820,726
MarketAxess Holdings	2,657	1,279,585
NZX	580,000	621,639
Rothschild & Co [1]	13,900	390,742
SEI Investments	7,950	403,224
Silvercrest Asset Management Group Cl. A	20,800	217,568
Sprott	45,000	1,535,992
StoneX Group [1]	11,583	592,586
TD Ameritrade Holding Corporation	5,787	226,561
Tel Aviv Stock Exchange	273,000	1,218,941
TMX Group	3,700	380,517
U.S. Global Investors Cl. A	183,900	437,682
Value Partners Group	772,000	331,769
Virtu Financial Cl. A	23,700	545,337
Warsaw Stock Exchange	19,000	222,445
Westaim Corporation [1]	105,000	179,790
WisdomTree Investments	27,100	86,720
Total		17,041,433

Closed-End Funds - 0.8%
Eagle Point Income	19,341	253,957
Total		253,957
Consumer Finance - 0.4%
Currency Exchange International [1]	13,000	111,299
Total		111,299

Diversified Financial Services - 1.9%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	312,255
ECN Capital	75,000	285,006
Total		597,261

Hotels, Restaurants & Leisure - 0.1%
Thomas Cook (India) [1]	94,000	35,959
Total		35,959

Insurance - 4.1%
Axis Capital Holdings	11,554	508,838
E-L Financial	1,638	809,374
Total		1,318,212

Investment Companies - 0.0%
Morgan Group Holding Company [1],[2]	156	1,014
Total		1,014

IT Services - 3.0%
Cass Information Systems	5,016	201,844
PayPal Holdings [1]	3,851	758,763
Total		960,607

Metals & Mining - 4.2%
Franco-Nevada	9,523	1,329,220
Total		1,329,220

Professional Services - 1.9%
Dun & Bradstreet Holdings [1]	5,000	128,300
People Corporation [1]	45,300	373,545
Quess Corp [1]	17,756	99,431
Total		601,276

Real Estate Management & Development - 11.1%
Altus Group	32,000	1,329,699
FirstService Corporation	11,970	1,578,723
FRP Holdings [1]	7,957	331,568
RMR Group (The) Cl. A	10,000	274,700
Total		3,514,690

Software - 3.1%
Benefitfocus [1]	10,600	118,720
Bottomline Technologies [1]	9,800	413,168
Envestnet [1]	6,000	462,960
Total		994,848

Thrifts & Mortgage Finance - 0.6%
Provident Bancorp	25,000	194,750
Total		194,750

TOTAL COMMON STOCKS
(Cost $22,107,451)		30,210,259

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/20, due 10/1/20, maturity value $835,251 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $852,008)
(Cost $835,251)	835,251

TOTAL INVESTMENTS – 97.6%
(Cost $22,942,702)	31,045,510

CASH AND OTHER ASSETS
LESS LIABILITIES – 2.4%	767,519

NET ASSETS – 100.0%	$31,813,029

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.6%

Australia – 11.4%
Bravura Solutions	8,565,929	$20,932,618
Cochlear	90,100	12,806,503
Hansen Technologies	7,855,955	21,977,791
IPH	5,169,501	26,564,791
IRESS	2,175,883	14,951,182
Technology One	2,157,500	12,377,136
Total		109,610,021

Brazil – 1.8%
OdontoPrev	4,309,300	9,208,070
TOTVS	1,798,900	8,680,744
Total		17,888,814

Canada – 3.0%
Altus Group	378,400	15,723,684
Morneau Shepell	625,000	13,048,703
Total		28,772,387

Denmark – 2.4%
Chr. Hansen Holding [1]	80,800	8,980,122
SimCorp	107,600	14,144,010
Total		23,124,132

Germany – 4.3%
Amadeus Fire [1]	101,098	12,587,516
Carl Zeiss Meditec	99,600	12,605,868
Norma Group	510,900	15,866,589
Total		41,059,973

Iceland – 2.4%
Marel	2,168,670	10,551,466
Ossur	1,738,900	12,318,622
Total		22,870,088

India – 1.4%
AIA Engineering	542,411	13,546,214
Total		13,546,214

Italy – 1.3%
DiaSorin	46,900	9,453,242
GVS [1]	200,000	2,693,196
Total		12,146,438

Japan – 18.9%
As One	117,100	16,797,502
Benefit One	657,400	16,594,035
Cosel	1,081,200	11,049,249
Daifuku	136,800	13,768,919
Fukui Computer Holdings	588,100	17,218,627
Medikit	316,100	10,089,588
Meitec Corporation	392,300	19,992,707
NSD	714,000	13,972,211
TechnoPro Holdings	239,700	14,822,471
TKC Corporation	482,300	31,284,195
USS	893,100	15,975,561
Total		181,565,065

Netherlands – 5.5%
IMCD	230,100	27,396,808
Intertrust [1]	1,515,791	25,813,245
Total		53,210,053

New Zealand – 1.4%
Fisher & Paykel Healthcare	605,000	13,317,144
Total		13,317,144

Norway – 1.3%
TGS-NOPEC Geophysical	1,031,200	12,458,726
Total		12,458,726

Singapore – 1.8%
XP Power	308,616	17,531,506
Total		17,531,506

Sweden – 10.0%
Alimak Group	1,269,900	17,214,555
Bravida Holding [1]	1,487,228	18,066,423
Hexpol [1]	1,706,500	15,272,480
Karnov Group	2,871,157	17,309,668
Lagercrantz Group	417,300	8,425,609
Loomis [1]	726,400	19,847,858
Total		96,136,593

Switzerland – 10.7%
Bossard Holding	84,840	15,332,813
dormakaba Holding	37,800	20,502,309
Kardex Holding	81,500	15,045,822
LEM Holding	8,800	16,484,098
Partners Group Holding	17,000	15,642,942
VZ Holding	224,385	20,014,002
Total		103,021,986

United Kingdom – 14.0%
Ashmore Group	2,465,850	11,333,328
AVEVA Group	79,660	4,925,573
Croda International	318,300	25,698,327
Diploma [1]	180,780	5,105,442
FDM Group Holdings	1,181,638	15,415,213
Marlowe [1]	2,056,206	14,190,176
Restore [1]	3,959,778	16,358,952
Spirax-Sarco Engineering	157,400	22,378,375
Victrex	819,300	19,316,141
Total		134,721,527

TOTAL COMMON STOCKS
(Cost $729,622,823)		880,980,667

PREFERRED STOCK– 2.0%
Germany – 2.0%
FUCHS PETROLUB	380,400	19,345,250
(Cost $16,354,196)		19,345,250

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $59,978,796 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $61,178,463) (Cost $59,978,796)		59,978,796

TOTAL INVESTMENTS – 99.8%
(Cost $805,955,815)		960,304,713

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		2,069,767

NET ASSETS – 100.0%		$962,374,480

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.4%

Communication Services – 2.8%
Entertainment - 1.5%
Chicken Soup For The Soul Entertainment Cl. A [1]	90,200	$1,301,586
Gaia Cl. A [1]	249,000	2,447,670
Score Media and Gaming Cl. A [1]	754,200	407,813
		4,157,069
Interactive Media & Services - 1.3%
QuinStreet [1]	218,146	3,455,433
Total		7,612,502

Consumer Discretionary – 11.5%
Auto Components - 1.7%
Modine Manufacturing [1]	133,600	835,000
Stoneridge [1]	134,100	2,463,417
Unique Fabricating [1]	372,441	1,255,126
		4,553,543
Diversified Consumer Services - 1.0%
Collectors Universe	56,400	2,791,236
Hotels, Restaurants & Leisure - 1.8%
Century Casinos [1]	412,100	2,258,308
GAN [1]	63,900	1,079,910
Lindblad Expeditions Holdings [1]	186,600	1,587,966
		4,926,184
Household Durables - 0.3%
Legacy Housing [1]	58,800	804,384
Internet & Direct Marketing Retail - 0.9%
Magnite [1,3]	358,500	2,489,783
Leisure Products - 1.0%
MasterCraft Boat Holdings [1]	156,400	2,735,436
Specialty Retail - 4.1%
Citi Trends	138,824	3,467,824
OneWater Marine Cl. A [1]	106,500	2,182,185
Shoe Carnival	99,011	3,324,789
Zumiez [1]	77,500	2,156,050
		11,130,848
Textiles, Apparel & Luxury Goods - 0.7%
Vera Bradley [1,3]	340,500	2,080,455
Total		31,511,869

Consumer Staples – 0.1%
Beverages - 0.1%
Eastside Distilling [1]	376,800	429,552
Total		429,552

Energy – 2.1%
Energy Equipment & Services - 1.7%
Natural Gas Services Group [1]	314,187	2,654,880
Pason Systems	230,750	916,727
Profire Energy [1]	1,389,432	1,027,902
		4,599,509
Oil, Gas & Consumable Fuels - 0.4%
Ardmore Shipping	319,875	1,138,755
Total		5,738,264

Financials – 14.2%
Banks - 5.5%
Allegiance Bancshares	82,800	1,935,036
BayCom Corporation [1]	166,200	1,711,860
Caribbean Investment Holdings	1,858,138	1,306,717
County Bancorp	92,400	1,737,120
HarborOne Bancorp	261,253	2,108,312
HomeTrust Bancshares	130,400	1,770,832
Investar Holding	164,200	2,105,044
Midway Investments [1,4]	1,858,170	0
TriState Capital Holdings [1]	182,757	2,419,703
		15,094,624
Capital Markets - 5.3%
B. Riley Financial	149,900	3,756,494
Canaccord Genuity Group	469,900	2,396,171
Silvercrest Asset Management Group Cl. A	204,000	2,133,840
Sprott	108,480	3,702,764
StoneX Group [1,3]	50,200	2,568,232
		14,557,501
Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1,4]	2,760,000	690,000
Thrifts & Mortgage Finance - 3.1%
Meridian Bancorp	197,500	2,044,125
PCSB Financial	174,400	2,105,008
Territorial Bancorp	98,000	1,982,540
Western New England Bancorp	384,100	2,162,483
		8,294,156
Total		38,636,281

Health Care – 13.7%
Biotechnology - 3.2%
BioSpecifics Technologies [1]	25,900	1,368,297
CareDx [1]	46,800	1,775,592
Dynavax Technologies [1]	261,300	1,128,816
MeiraGTx Holdings [1]	85,700	1,134,668
Zealand Pharma [1]	83,000	3,153,777
		8,561,150
Health Care Equipment & Supplies - 6.5%
Apyx Medical [1]	348,300	1,640,493
AtriCure [1]	52,400	2,090,760
Chembio Diagnostics [1]	240,253	1,167,630
CryoLife [1]	167,455	3,092,894
Mesa Laboratories	4,700	1,197,372
Misonix [1]	115,000	1,348,950
OrthoPediatrics Corporation [1,3]	57,400	2,635,808
Profound Medical [1]	117,700	2,070,169
Surmodics [1]	65,822	2,561,134
		17,805,210
Health Care Providers & Services - 0.5%
Sharps Compliance [1,3]	232,600	1,458,402
Life Sciences Tools & Services - 3.0%
Harvard Bioscience [1]	850,779	2,560,845
NeoGenomics [1]	75,700	2,792,573
Quanterix Corporation [1]	86,100	2,905,014
		8,258,432
Pharmaceuticals - 0.5%
Axsome Therapeutics [1,3]	17,400	1,239,750
Total		37,322,944

Industrials – 22.9%
Aerospace & Defense - 1.2%
Astronics Corporation [1]	90,391	697,819
CPI Aerostructures [1]	441,384	1,182,909
Kratos Defense & Security Solutions [1]	75,100	1,447,928
		3,328,656
Commercial Services & Supplies - 1.0%
Acme United	49,800	1,146,799
Heritage-Crystal Clean [1]	124,474	1,661,728
		2,808,527
Construction & Engineering - 5.3%
Ameresco Cl. A [1]	107,200	3,580,480
Construction Partners Cl. A [1]	151,500	2,757,300
IES Holdings [1]	84,900	2,697,273
Northwest Pipe [1]	124,200	3,286,332
NV5 Global [1]	39,500	2,084,415
		14,405,800
Electrical Equipment - 1.5%
American Superconductor [1]	256,600	3,715,568
Power Solutions International [1,2]	99,900	304,695
		4,020,263
Machinery - 6.5%
Alimak Group	182,300	2,471,229
CIRCOR International [1]	121,400	3,320,290
Graham Corporation	168,588	2,152,869
Luxfer Holdings	129,900	1,630,245
Porvair	313,000	2,060,427
Shyft Group	142,100	2,682,848
Wabash National	218,300	2,610,868
Westport Fuel Systems [1]	535,200	872,376
		17,801,152
Marine - 1.0%
Clarkson	89,831	2,604,453
Professional Services - 4.4%
CRA International	52,483	1,966,538
Forrester Research [1]	43,300	1,419,807
GP Strategies [1]	264,418	2,548,989
Heidrick & Struggles International	99,540	1,955,961
Kforce	55,932	1,799,332
Resources Connection	200,252	2,312,911
		12,003,538
Trading Companies & Distributors - 2.0%
Lawson Products [1]	76,900	3,155,207
Transcat [1]	76,600	2,244,380
		5,399,587
Total		62,371,976

Information Technology – 25.8%
Communications Equipment - 2.3%
Digi International [1]	194,600	3,041,598
EMCORE Corporation [1]	481,100	1,563,575
Harmonic [1]	306,600	1,710,828
		6,316,001
Electronic Equipment, Instruments & Components - 7.7%
Fabrinet [1]	21,349	1,345,628
FARO Technologies [1]	46,300	2,823,374
LightPath Technologies Cl. A [1]	789,784	1,903,379
Luna Innovations [1]	500,300	2,991,794
nLIGHT [1]	114,900	2,697,852
PAR Technology [1]	92,000	3,726,920
PC Connection	52,300	2,147,438
PowerFleet [1]	102,100	574,823
Vishay Precision Group [1]	112,100	2,838,372
		21,049,580
IT Services - 0.5%
Cass Information Systems	36,016	1,449,284
Semiconductors & Semiconductor Equipment - 12.6%
Aehr Test Systems [1]	869,700	1,208,883
Axcelis Technologies [1]	95,400	2,098,800
AXT [1]	524,400	3,209,328
Camtek [1]	216,800	3,334,384
Cirrus Logic [1]	31,600	2,131,420
Cohu	136,000	2,336,480
CyberOptics Corporation [1]	78,100	2,486,704
Everspin Technologies [1,3]	332,900	1,887,543
FormFactor [1]	102,700	2,560,311
Ichor Holdings [1]	89,800	1,936,986
Nova Measuring Instruments [1]	54,100	2,820,774
PDF Solutions [1]	142,600	2,668,046
Photronics [1]	284,800	2,836,608
Ultra Clean Holdings [1]	125,800	2,699,668
		34,215,935
Software - 2.1%
Agilysys [1]	116,900	2,824,304
QAD Cl. A	68,313	2,882,808
		5,707,112
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova	194,100	1,556,682
Total		70,294,594

Materials – 3.7%
Chemicals - 0.5%
Trecora Resources [1]	223,101	1,369,840
Metals & Mining - 3.2%
Altius Minerals	165,400	1,203,654
Ferroglobe (Warranty Insurance Trust) [1,4]	205,763	0
Haynes International	100,130	1,711,222
Major Drilling Group International [1]	687,900	3,683,472
Seabridge Gold [1]	33,200	623,496
Universal Stainless & Alloy Products [1]	286,200	1,571,238
		8,793,082
Total		10,162,922

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Postal Realty Trust Cl. A	120,100	1,818,314
Real Estate Management & Development - 0.9%
FRP Holdings [1]	38,975	1,624,088
Marcus & Millichap [1]	33,800	930,176
		2,554,264
Total		4,372,578

TOTAL COMMON STOCKS
(Cost $236,578,484)		268,453,482

REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $4,472,220 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $4,561,665) (Cost $4,472,220)		4,472,220

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.01%)
(Cost $1,561,461)		1,561,461

TOTAL INVESTMENTS – 100.6%
(Cost $242,612,165)		274,487,163

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(1,756,631)

NET ASSETS – 100.0%		$272,730,532

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.3%

Communication Services – 1.4%
Diversified Telecommunication Services - 0.5%
Iridium Communications [1,3]	51,393	$1,314,633
Ooma [1]	258,078	3,367,918
		4,682,551
Interactive Media & Services - 0.8%
Cars.com [1,3]	129,800	1,048,784
Eventbrite Cl. A [1,3]	152,900	1,658,965
QuinStreet [1]	239,200	3,788,928
		6,496,677
Media - 0.1%
comScore [1,3]	575,700	1,174,428
Total		12,353,656

Consumer Discretionary – 14.4%
Auto Components - 1.5%
Cooper Tire & Rubber	48,400	1,534,280
Horizon Global [1,3]	1,020,880	5,870,060
Modine Manufacturing [1]	582,537	3,640,856
Stoneridge [1]	143,200	2,630,584
		13,675,780
Automobiles - 0.4%
Winnebago Industries	74,200	3,833,914
Diversified Consumer Services - 0.8%
frontdoor [1,3]	121,499	4,727,526
Regis Corporation [1]	313,900	1,927,346
		6,654,872
Hotels, Restaurants & Leisure - 2.9%
BJ’s Restaurants [1]	164,200	4,834,048
Carrols Restaurant Group [1]	1,096,316	7,071,238
Century Casinos [1]	241,140	1,321,447
Chuy’s Holdings [1]	247,000	4,836,260
Kura Sushi USA Cl. A [1,3]	76,297	999,491
Noodles & Company Cl. A [1]	539,654	3,707,423
Red Robin Gourmet Burgers [1,3]	86,900	1,143,604
Ruth’s Hospitality Group	139,500	1,542,870
		25,456,381
Household Durables - 4.9%
Beazer Homes USA [1]	476,406	6,288,559
Cavco Industries [1]	23,200	4,183,192
Century Communities [1,3]	76,000	3,217,080
Ethan Allen Interiors	70,600	955,924
Installed Building Products [1,3]	18,600	1,892,550
LGI Homes [1,3]	47,670	5,537,824
M.D.C. Holdings	40,934	1,927,991
M/I Homes [1]	65,848	3,032,300
New Home [1]	411,659	2,239,425
Skyline Champion [1]	166,300	4,451,851
Taylor Morrison Home [1,3]	155,454	3,822,614
Toll Brothers	55,586	2,704,815
TRI Pointe Group [1]	176,406	3,200,005
		43,454,130
Internet & Direct Marketing Retail - 0.9%
Leaf Group [1]	53,426	268,198
Magnite [1,3]	1,056,819	7,339,608
		7,607,806
Specialty Retail - 2.2%
America’s Car-Mart [1]	58,400	4,956,992
Lithia Motors Cl. A	16,300	3,715,422
Lumber Liquidators Holdings [1,3]	297,156	6,552,290
Sonic Automotive Cl. A	97,000	3,895,520
		19,120,224
Textiles, Apparel & Luxury Goods - 0.8%
Jerash Holdings (US)	55,769	253,191
Tapestry	120,000	1,875,600
Under Armour Cl. A [1]	156,700	1,759,741
Unifi [1]	220,054	2,825,494
		6,714,026
Total		126,517,133

Consumer Staples – 1.8%
Beverages - 0.6%
Eastside Distilling [1]	80,400	91,656
MGP Ingredients	102,303	4,065,521
Reed’s [1]	941,794	874,456
		5,031,633
Food & Staples Retailing - 0.8%
Chefs Warehouse [1]	192,400	2,797,496
Natural Grocers by Vitamin Cottage	178,644	1,761,430
Rite Aid [1,3]	270,565	2,567,662
		7,126,588
Food Products - 0.4%
SunOpta [1]	439,027	3,257,580
Total		15,415,801

Energy – 2.7%
Energy Equipment & Services - 0.8%
Archrock	460,100	2,475,338
Aspen Aerogels [1]	242,070	2,650,667
Newpark Resources [1]	377,226	396,087
Patterson-UTI Energy	93,785	267,287
Ranger Energy Services Cl. A [1]	244,352	637,759
TETRA Technologies [1]	317,230	162,041
U.S. Silica Holdings	159,001	477,003
		7,066,182
Oil, Gas & Consumable Fuels - 1.9%
Baytex Energy [1]	1,271,000	448,155
Dorian LPG [1]	496,693	3,978,511
Earthstone Energy Cl. A [1]	218,004	564,630
Matador Resources [1]	448,883	3,707,773
Montage Resources [1,3]	233,374	1,024,512
Navigator Holdings [1]	516,884	4,321,150
Teekay LNG Partners L.P.	253,336	2,660,028
		16,704,759
Total		23,770,941

Financials – 7.5%
Banks - 1.1%
First Foundation	130,100	1,700,407
Hilltop Holdings	264,848	5,450,572
Seacoast Banking Corporation of Florida [1]	48,900	881,667
TriState Capital Holdings [1]	142,487	1,886,528
		9,919,174
Capital Markets - 2.5%
B. Riley Financial	286,317	7,175,104
Evercore Cl. A	89,400	5,852,124
Houlihan Lokey Cl. A	49,589	2,928,231
Moelis & Company Cl. A	173,900	6,110,846
		22,066,305
Insurance - 2.2%
HCI Group	91,076	4,489,136
Heritage Insurance Holdings	470,091	4,757,321
Old Republic International	156,800	2,311,232
Stewart Information Services	168,940	7,387,746
United Fire Group	5,110	103,835
		19,049,270
Thrifts & Mortgage Finance - 1.7%
Axos Financial [1]	69,700	1,624,707
NMI Holdings Cl. A [1]	211,463	3,764,041
Radian Group	182,298	2,663,374
Walker & Dunlop	127,228	6,743,084
		14,795,206
Total		65,829,955

Health Care – 13.7%
Biotechnology - 1.6%
CareDx [1]	128,296	4,867,550
Emergent BioSolutions [1]	56,262	5,813,553
Flexion Therapeutics [1,3]	341,951	3,559,710
		14,240,813
Health Care Equipment & Supplies - 4.2%
Accuray [1,3]	886,708	2,128,099
Alphatec Holdings [1]	307,900	2,044,456
AngioDynamics [1]	85,757	1,034,229
Cutera [1]	87,900	1,667,463
IntriCon Corporation [1,3]	373,310	4,546,916
Invacare Corporation	661,444	4,974,059
Neuronetics [1,3]	88,100	428,166
Orthofix Medical [1]	174,996	5,449,375
Ra Medical Systems [1]	241,323	69,984
Sientra [1,3]	387,900	1,318,860
SmileDirectClub Cl. A [1,3]	425,994	4,975,610
Surgalign Holdings [1,3]	773,728	1,400,448
Varex Imaging [1]	250,746	3,189,489
ViewRay [1]	996,200	3,486,700
		36,713,854
Health Care Providers & Services - 6.8%
Acadia Healthcare [1,3]	123,672	3,645,851
BioTelemetry [1]	115,500	5,264,490
Community Health Systems [1]	1,488,214	6,280,263
Cross Country Healthcare [1]	749,820	4,866,332
Option Care Health [1,3]	424,171	5,671,166
Owens & Minor	438,268	11,004,910
R1 RCM [1]	496,243	8,510,567
RadNet [1]	108,900	1,671,615
Select Medical Holdings [1]	222,200	4,626,204
Surgery Partners [1,3]	379,838	8,318,452
		59,859,850
Health Care Technology - 0.6%
Allscripts Healthcare Solutions [1]	24,928	202,914
Castlight Health Cl. B [1]	1,111,042	1,255,477
Evolent Health Cl. A [1,3]	312,200	3,874,402
		5,332,793
Pharmaceuticals - 0.5%
Pacira BioSciences [1,3]	74,000	4,448,880
Total		120,596,190

Industrials – 21.4%
Aerospace & Defense - 1.3%
AAR Corporation	111,800	2,101,840
Astronics Corporation [1]	228,300	1,762,476
Cubic Corporation	26,100	1,518,237
Ducommun [1]	58,964	1,941,095
Hexcel Corporation	42,300	1,419,165
Spirit AeroSystems Holdings Cl. A	65,600	1,240,496
Triumph Group	213,001	1,386,636
		11,369,945
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings [1,3]	110,386	6,722,507
Radiant Logistics [1]	321,650	1,653,281
		8,375,788
Airlines - 2.0%
Alaska Air Group	129,200	4,732,596
Allegiant Travel	47,292	5,665,581
JetBlue Airways [1]	485,700	5,502,981
Mesa Air Group [1,3]	555,146	1,637,681
		17,538,839
Building Products - 3.2%
American Woodmark [1]	74,800	5,874,792
Builders FirstSource [1]	65,995	2,152,757
Gibraltar Industries [1]	51,100	3,328,654
Griffon Corporation	188,759	3,688,351
Insteel Industries	145,950	2,729,265
JELD-WEN Holding [1]	159,600	3,606,960
Patrick Industries	49,000	2,818,480
PGT Innovations [1]	238,043	4,170,513
		28,369,772
Commercial Services & Supplies - 1.2%
ABM Industries	41,053	1,505,003
CECO Environmental [1]	169,304	1,234,226
Covanta Holding Corporation	315,700	2,446,675
Interface	90,472	553,689
Pitney Bowes	917,194	4,870,300
		10,609,893
Construction & Engineering - 3.2%
Aegion Corporation [1]	103,116	1,457,029
Ameresco Cl. A [1]	218,726	7,305,449
Arcosa	148,825	6,561,694
Concrete Pumping Holdings [1,3]	338,274	1,207,638
Construction Partners Cl. A [1]	238,555	4,341,701
Great Lakes Dredge & Dock [1]	65,116	619,253
Northwest Pipe [1]	204,101	5,400,513
Primoris Services	63,780	1,150,591
		28,043,868
Electrical Equipment - 1.4%
Bloom Energy Cl. A [1,3]	325,900	5,856,423
Encore Wire	67,270	3,122,673
LSI Industries	446,053	3,010,858
Power Solutions International [1,2]	255,270	778,574
		12,768,528
Machinery - 5.4%
Astec Industries	45,135	2,448,574
Commercial Vehicle Group [1]	557,674	3,641,611
EnPro Industries	55,000	3,102,550
Gencor Industries [1]	30,579	337,286
Hurco Companies	71,765	2,038,126
Hyster-Yale Materials Handling Cl. A	92,264	3,427,608
LiqTech International [1,3]	353,235	2,984,836
Lydall [1]	313,326	5,182,412
Manitex International [1]	366,872	1,529,856
Meritor [1]	149,508	3,130,698
Park-Ohio Holdings	110,244	1,771,621
Shyft Group	234,238	4,422,413
TriMas Corporation [1]	109,710	2,501,388
Trinity Industries	151,400	2,952,300
Wabash National	331,500	3,964,740
Westport Fuel Systems [1]	2,271,533	3,702,599
		47,138,618
Professional Services - 0.7%
GP Strategies [1]	309,645	2,984,978
Mistras Group [1]	503,000	1,966,730
TrueBlue [1]	88,100	1,364,669
		6,316,377
Trading Companies & Distributors - 2.0%
Air Lease Cl. A	266,538	7,841,548
Fortress Transportation & Infrastructure Investors	47,700	817,101
General Finance [1]	264,785	1,676,089
Herc Holdings [1]	190,498	7,545,626
		17,880,364
Total		188,411,992

Information Technology – 19.0%
Communications Equipment - 4.3%
ADTRAN	300,000	3,076,500
Aviat Networks [1]	131,589	2,889,695
CalAmp Corporation [1,3]	582,742	4,189,915
Ceragon Networks [1,3]	547,916	1,364,311
Ciena Corporation [1]	55,373	2,197,754
Comtech Telecommunications	210,896	2,952,544
Digi International [1]	364,602	5,698,729
DZS [1]	354,504	3,321,703
Infinera Corporation [1,3]	903,946	5,568,307
InterDigital	72,800	4,153,968
PCTEL	486,602	2,754,167
		38,167,593
Electronic Equipment, Instruments & Components - 2.4%
CTS Corporation	102,700	2,262,481
Fabrinet [1]	23,529	1,483,033
Frequency Electronics [1]	321,193	3,247,261
Identiv [1]	339,620	2,126,021
II-VI [1]	150,968	6,123,262
Iteris [1]	531,928	2,180,905
Perceptron [1]	136,918	931,042
Vishay Intertechnology	174,624	2,718,896
		21,072,901
IT Services - 0.9%
Limelight Networks [1]	986,783	5,683,870
Perspecta	100,759	1,959,763
		7,643,633
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Energy Industries [1]	86,261	5,429,267
Alpha & Omega Semiconductor [1]	670,517	8,596,028
Amkor Technology [1,3]	471,340	5,279,008
Amtech Systems [1]	240,575	1,176,412
Cohu	178,476	3,066,218
FormFactor [1]	176,613	4,402,962
Ichor Holdings [1,3]	113,494	2,448,066
Kulicke & Soffa Industries	176,765	3,959,536
MACOM Technology Solutions Holdings [1,3]	123,034	4,184,386
MKS Instruments	27,400	2,992,902
Onto Innovation [1,3]	197,519	5,882,116
SunPower Corporation [1]	122,400	1,531,224
Ultra Clean Holdings [1]	231,827	4,975,007
Veeco Instruments [1]	317,787	3,708,574
		57,631,706
Software - 3.3%
A10 Networks [1]	773,826	4,929,272
Avaya Holdings [1,3]	479,354	7,286,181
Cloudera [1,3]	435,800	4,745,862
Ebix	193,300	3,981,980
Kaleyra [1,3]	444,542	3,369,628
MobileIron [1]	136,400	956,164
SecureWorks Corporation Cl. A [1,3]	350,530	3,992,537
		29,261,624
Technology Hardware, Storage & Peripherals - 1.5%
Avid Technology [1]	843,054	7,216,542
Intevac [1]	615,562	3,391,747
NCR Corporation [1]	37,565	831,689
3D Systems [1]	417,887	2,051,825
		13,491,803
Total		167,269,260

Materials – 8.0%
Chemicals - 3.5%
American Vanguard	139,300	1,830,402
Ferro Corporation [1]	348,067	4,316,031
Huntsman Corporation	252,900	5,616,909
Intrepid Potash [1]	109,400	923,336
Kraton Corporation [1]	311,180	5,545,228
Livent Corporation [1,3]	584,200	5,240,274
Olin Corporation	419,000	5,187,220
Trecora Resources [1]	383,366	2,353,867
		31,013,267
Construction Materials - 1.4%
Forterra [1,3]	523,586	6,188,786
U.S. Concrete [1,3]	200,338	5,817,816
		12,006,602
Metals & Mining - 2.1%
Allegheny Technologies [1]	307,714	2,683,266
Carpenter Technology	39,812	722,986
Century Aluminum [1]	491,210	3,497,415
Cleveland-Cliffs	687,849	4,415,991
Ferroglobe [1]	1,124,778	752,476
Haynes International	167,088	2,855,534
Noranda Aluminum Holding Corporation [1,2]	488,157	7,811
Synalloy Corporation [1]	365,049	2,015,070
Universal Stainless & Alloy Products [1]	237,941	1,306,296
		18,256,845
Paper & Forest Products - 1.0%
Boise Cascade	49,500	1,976,040
Louisiana-Pacific	115,800	3,417,258
P H Glatfelter Company	259,500	3,573,315
		8,966,613
Total		70,243,327

Real Estate – 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexander & Baldwin	170,100	1,906,821
Armada Hoffler Properties	329,433	3,050,550
CatchMark Timber Trust Cl. A	214,200	1,912,806
Kimco Realty	159,800	1,799,348
Ryman Hospitality Properties	132,973	4,893,406
Tanger Factory Outlet Centers	102,800	619,884
		14,182,815
Real Estate Management & Development - 0.7%
Realogy Holdings [1]	363,820	3,434,461
Tejon Ranch [1]	156,506	2,214,560
		5,649,021
Total		19,831,836

Utilities – 0.1%
Water Utilities - 0.1%
Pure Cycle [1]	123,899	1,116,330
Total		1,116,330

TOTAL COMMON STOCKS
(Cost $759,460,082)		811,356,421

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $43,632,373 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $44,505,034) (Cost $43,632,373)		43,632,373

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.01%) (Cost $19,477,067)		19,477,067

TOTAL INVESTMENTS – 99.5%
(Cost $822,569,522)		874,465,861

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		4,495,761

NET ASSETS – 100.0%		$878,961,622

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.5%

Communication Services – 2.0%
Diversified Telecommunication Services - 1.1%
Bandwidth Cl. A [1,3]	78,435	$13,692,398
Liberty Latin America Cl. C [1,3]	336,335	2,737,767
		16,430,165
Entertainment - 0.3%
Manchester United Cl. A	261,290	3,799,156
SciPlay Corporation Cl. A [1]	63,118	1,023,774
		4,822,930
Interactive Media & Services - 0.4%
IAC/InterActiveCorp [1]	52,700	6,312,406
Media - 0.2%
Media General (Rights) [1,4]	102,272	0
Meredith Corporation	81,420	1,068,230
Saga Communications Cl. A	106,396	2,115,153
		3,183,383
Total		30,748,884

Consumer Discretionary – 8.6%
Auto Components - 2.0%
Dorman Products [1]	92,680	8,376,419
Gentex Corporation	263,352	6,781,314
LCI Industries	130,370	13,857,027
Standard Motor Products	12,300	549,195
Stoneridge [1]	105,227	1,933,020
		31,496,975
Automobiles - 0.5%
Winnebago Industries	158,610	8,195,379
Distributors - 0.2%
LKQ Corporation [1]	101,823	2,823,552
Hotels, Restaurants & Leisure - 0.2%
Century Casinos [1]	401,167	2,198,395
Hilton Grand Vacations [1]	47,898	1,004,900
		3,203,295
Household Durables - 0.5%
La-Z-Boy	40,310	1,275,005
Legacy Housing [1,3]	189,625	2,594,070
PulteGroup	93,800	4,342,002
		8,211,077
Internet & Direct Marketing Retail - 0.8%
Etsy [1]	102,869	12,511,956
Leisure Products - 1.2%
Brunswick Corporation	131,800	7,764,338
Johnson Outdoors Cl. A	28,015	2,294,148
Malibu Boats Cl. A [1]	37,000	1,833,720
MasterCraft Boat Holdings [1,3]	346,701	6,063,801
		17,956,007
Specialty Retail - 2.5%
Aaron’s	55,100	3,121,415
America’s Car-Mart [1]	95,046	8,067,504
Asbury Automotive Group [1]	49,743	4,847,455
OneWater Marine Cl. A [1,3]	210,559	4,314,354

Rent-A-Center	391,372	11,698,109
Shoe Carnival	203,691	6,839,944
		38,888,781
Textiles, Apparel & Luxury Goods - 0.7%
Canada Goose Holdings [1,3]	217,879	7,009,168
Wolverine World Wide	152,355	3,936,853
		10,946,021
Total		134,233,043

Consumer Staples – 1.4%
Food Products - 0.5%
Nomad Foods [1]	154,056	3,925,347
Seneca Foods Cl. A [1]	104,533	3,734,964
		7,660,311
Personal Products - 0.9%
e.l.f. Beauty [1]	369,900	6,795,063
Inter Parfums	187,676	7,009,698
		13,804,761
Total		21,465,072

Energy – 1.5%
Energy Equipment & Services - 1.4%
Pason Systems	1,246,349	4,951,512
SEACOR Holdings [1]	388,358	11,293,451
TGS-NOPEC Geophysical	494,470	5,974,075
		22,219,038
Oil, Gas & Consumable Fuels - 0.1%
EQT Corporation	49,787	643,746
Total		22,862,784

Financials – 13.2%
Banks - 2.2%
BOK Financial	13,819	711,817
Camden National	47,712	1,442,095
CIT Group	100,000	1,771,000
City Holding Company	21,580	1,243,224
CNB Financial	94,732	1,408,665
Financial Institutions	66,745	1,027,873
First Citizens BancShares Cl. A	41,586	13,256,785
National Bankshares	103,767	2,628,418
Northrim BanCorp	33,507	854,093
Popular	204,049	7,400,857
TriState Capital Holdings [1]	128,261	1,698,176
Unity Bancorp	88,673	1,026,833
		34,469,836
Capital Markets - 5.9%
Ares Management Cl. A	257,869	10,423,065
Artisan Partners Asset Management Cl. A	125,202	4,881,626
Associated Capital Group Cl. A	32,940	1,190,122
B. Riley Financial	69,658	1,745,629
Evercore Cl. A	48,741	3,190,586
Houlihan Lokey Cl. A	216,030	12,756,572
Lazard Cl. A	269,200	8,897,060
Moelis & Company Cl. A	90,524	3,181,013
Morningstar	92,144	14,799,248
SEI Investments	178,119	9,034,196
Sprott	169,894	5,799,018
TMX Group	69,920	7,190,751
Tradeweb Markets Cl. A	3,030	175,740

Virtu Financial Cl. A	360,823	8,302,537
		91,567,163
Insurance - 3.5%
Alleghany Corporation	8,775	4,566,949
Assured Guaranty	96,982	2,083,173
Axis Capital Holdings	25,000	1,101,000
CNO Financial Group	203,931	3,271,053
E-L Financial	22,966	11,348,038
FBL Financial Group Cl. A	55,712	2,685,318
James River Group Holdings	20,000	890,600
Kemper Corporation	38,500	2,572,955
Palomar Holdings [1,3]	55,300	5,764,472
ProAssurance Corporation	52,698	824,197
RLI Corp.	68,753	5,756,689
Selective Insurance Group	62,400	3,212,976
Trupanion [1,3]	135,423	10,684,875
		54,762,295
Investment Companies - 0.2%
CF Finance Acquisition Cl. A [1,3]	343,700	3,574,480
Thrifts & Mortgage Finance - 1.4%
Axos Financial [1,3]	122,961	2,866,221
Genworth MI Canada	488,429	12,666,031
Southern Missouri Bancorp	56,783	1,338,943
Timberland Bancorp	95,593	1,720,674
TrustCo Bank Corp. NY	259,030	1,352,137
WSFS Financial	52,164	1,406,863
		21,350,869
Total		205,724,643

Health Care – 8.9%
Biotechnology - 0.5%
BioSpecifics Technologies [1,3]	48,558	2,565,319
CareDx [1]	51,420	1,950,875
Coherus BioSciences [1,3]	67,103	1,230,669
Vanda Pharmaceuticals [1]	13,600	131,376
Zealand Pharma [1]	63,722	2,421,265
		8,299,504
Health Care Equipment & Supplies - 4.2%
AtriCure [1]	33,343	1,330,386
Atrion Corporation	8,442	5,284,692
BioLife Solutions [1]	310,116	8,974,757
CryoLife [1]	71,758	1,325,370
CryoPort [1]	41,100	1,948,140
Haemonetics [1]	98,069	8,556,520
Hill-Rom Holdings	39,176	3,271,588
Masimo Corporation [1]	10,000	2,360,600
Meridian Bioscience [1]	149,200	2,533,416
Mesa Laboratories	60,145	15,322,540
Misonix [1]	48,100	564,213
OrthoPediatrics Corporation [1,3]	58,600	2,690,912
Profound Medical [1]	20,400	358,806
SI-BONE [1]	89,900	2,132,428
STAAR Surgical [1,3]	79,341	4,487,527
Tandem Diabetes Care [1]	35,286	4,004,961
		65,146,856
Health Care Providers & Services - 1.9%
Encompass Health	139,160	9,042,617
Ensign Group (The)	54,908	3,133,051
Molina Healthcare [1]	17,400	3,184,896
National Research	110,463	5,435,884

Pennant Group [1]	24,527	945,761
Sharps Compliance [1,3]	81,000	507,870
U.S. Physical Therapy	89,950	7,814,856
		30,064,935
Health Care Technology - 0.4%
Simulations Plus	81,910	6,172,738
Life Sciences Tools & Services - 1.8%
Bio-Techne	57,270	14,187,497
ICON [1]	31,848	6,085,834
NeoGenomics [1]	62,083	2,290,242
PRA Health Sciences [1]	9,949	1,009,227
Quanterix Corporation [1]	108,199	3,650,634
		27,223,434
Pharmaceuticals - 0.1%
Supernus Pharmaceuticals [1,3]	105,867	2,206,268
Total		139,113,735

Industrials – 27.2%
Aerospace & Defense - 1.5%
HEICO Corporation	116,182	12,159,608
HEICO Corporation Cl. A	52,756	4,677,347
Magellan Aerospace	190,471	975,564
Vectrus [1]	141,139	5,363,282
		23,175,801
Air Freight & Logistics - 0.7%
Forward Air	100,469	5,764,911
Hub Group Cl. A [1]	107,918	5,416,944
		11,181,855
Building Products - 1.5%
Advanced Drainage Systems	20,000	1,248,800
CSW Industrials	3,500	270,375
Gibraltar Industries [1]	78,617	5,121,112
Patrick Industries	158,191	9,099,146
Simpson Manufacturing	66,662	6,476,880
UFP Industries	17,700	1,000,227
		23,216,540
Commercial Services & Supplies - 1.6%
Harsco Corporation [1]	524,243	7,292,220
Healthcare Services Group	163,811	3,526,851
Heritage-Crystal Clean [1]	154,283	2,059,678
IBEX [1]	55,000	845,900
Kimball International Cl. B	265,336	2,796,641
PICO Holdings [1]	209,913	1,880,821
UniFirst Corporation	39,285	7,439,400
		25,841,511
Construction & Engineering - 3.1%
Arcosa	303,917	13,399,701
Comfort Systems USA	109,931	5,662,546
Construction Partners Cl. A [1,3]	130,391	2,373,116
EMCOR Group	11,400	771,894
Great Lakes Dredge & Dock [1]	368,625	3,505,624
MasTec [1]	79,300	3,346,460
MYR Group [1]	95,406	3,547,195
Primoris Services	189,672	3,421,683
Valmont Industries	76,725	9,527,710
WillScot Mobile Mini Holdings [1,3]	199,150	3,321,822
		48,877,751
Electrical Equipment - 0.8%
Bloom Energy Cl. A [1,3]	50,000	898,500

Preformed Line Products	201,075	9,796,374
Sensata Technologies Holding [1]	28,700	1,238,118
		11,932,992
Industrial Conglomerates - 1.0%
Carlisle Companies	38,813	4,749,547
Raven Industries	484,921	10,435,500
		15,185,047
Machinery - 9.1%
Alamo Group	9,501	1,026,393
Allison Transmission Holdings	18,500	650,090
Colfax Corporation [1,3]	467,634	14,665,002
ESCO Technologies	79,509	6,405,245
Federal Signal	29,651	867,292
Graco	180,999	11,104,289
Graham Corporation	72,292	923,169
Helios Technologies	327,410	11,917,724
John Bean Technologies	116,550	10,709,779
Kadant	117,618	12,893,285
Lincoln Electric Holdings	148,880	13,702,915
Lindsay Corporation	118,390	11,445,945
Meritor [1]	383,484	8,030,155
Middleby Corporation [1]	51,800	4,646,978
Miller Industries	205,051	6,268,409
Nordson Corporation	45,919	8,808,182
RBC Bearings [1]	54,522	6,608,612
Tennant Company	172,624	10,419,585
		141,093,049
Marine - 0.7%
Clarkson	350,000	10,147,484
Kirby Corporation [1]	6,997	253,082
		10,400,566
Professional Services - 2.5%
Barrett Business Services	26,100	1,368,684
Exponent	74,566	5,370,989
Forrester Research [1]	203,708	6,679,585
GP Strategies [1]	103,013	993,045
Heidrick & Struggles International	299,733	5,889,753
Kforce	60,500	1,946,285
Korn Ferry	148,419	4,304,151
ManpowerGroup	42,747	3,134,638
Morneau Shepell	53,600	1,119,057
Resources Connection	215,083	2,484,209
Robert Half International	8,000	423,520
Upwork [1,3]	298,460	5,205,142
		38,919,058
Road & Rail - 2.1%
ArcBest	127,447	3,958,504
Landstar System	118,854	14,914,988
Saia [1]	50,909	6,421,661
Universal Logistics Holdings	365,775	7,630,067
		32,925,220
Trading Companies & Distributors - 2.6%
Air Lease Cl. A	137,462	4,044,132
Applied Industrial Technologies	121,091	6,672,114
BMC Stock Holdings [1]	171,685	7,353,269
EVI Industries [1,3]	409,609	10,899,695
Lawson Products [1]	21,900	898,557
Richelieu Hardware	310,641	8,202,574
Transcat [1]	32,800	961,040

Watsco	9,849	2,293,734
		41,325,115
Total		424,074,505

Information Technology – 24.3%
Communications Equipment - 0.5%
ADTRAN	61,465	630,323
Digi International [1]	287,193	4,488,827
Viavi Solutions [1]	231,500	2,715,495
		7,834,645
Electronic Equipment, Instruments & Components - 9.5%
Badger Meter	77,200	5,046,564
Cognex Corporation	104,493	6,802,494
Coherent [1]	90,691	10,060,353
Dolby Laboratories Cl. A	84,640	5,609,939
ePlus [1]	41,821	3,061,297
Fabrinet [1]	152,082	9,585,729
FARO Technologies [1]	197,088	12,018,426
FLIR Systems	413,001	14,806,086
HollySys Automation Technologies	71,531	790,418
Insight Enterprises [1]	178,893	10,121,766
IPG Photonics [1]	33,931	5,767,252
Kimball Electronics [1]	186,492	2,155,848
Littelfuse	37,933	6,727,038
Luna Innovations [1]	780,789	4,669,118
Methode Electronics	31,900	909,150
National Instruments	261,316	9,328,981
PAR Technology [1]	346,389	14,032,218
PC Connection	143,415	5,888,620
Plexus Corporation [1]	23,500	1,659,805
Rogers Corporation [1]	74,500	7,305,470
Sanmina Corporation [1]	152,060	4,113,223
SYNNEX Corporation [1]	24,000	3,361,440
Vishay Intertechnology	138,090	2,150,061
Vishay Precision Group [1]	75,915	1,922,168
		147,893,464
IT Services - 1.5%
Computer Services [2]	42,975	2,632,219
CSG Systems International	6,500	266,175
Hackett Group (The)	96,484	1,078,691
International Money Express [1]	1,000	14,365
KBR	566,361	12,663,832
MAXIMUS	53,150	3,635,992
Switch Cl. A	8,556	133,559
Sykes Enterprises [1]	31,200	1,067,352
Unisys Corporation [1]	125,000	1,333,750
WEX [1]	3,800	528,086
		23,354,021
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Energy Industries [1]	35,601	2,240,727
Axcelis Technologies [1]	206,316	4,538,952
Brooks Automation	117,408	5,431,294
Cirrus Logic [1]	197,140	13,297,093
CMC Materials	117,135	16,728,049
Cohu	122,418	2,103,141
Diodes [1]	195,294	11,024,346
Entegris	70,516	5,242,160
FormFactor [1]	152,566	3,803,470
Kulicke & Soffa Industries	356,151	7,977,782
Lattice Semiconductor [1]	208,071	6,025,736

MKS Instruments	140,280	15,322,784
Nova Measuring Instruments [1,3]	76,854	4,007,168
Onto Innovation [1,3]	134,820	4,014,940
Photronics [1]	142,794	1,422,228
Silicon Motion Technology ADR	60,370	2,280,779
Ultra Clean Holdings [1]	78,971	1,694,718
		107,155,367
Software - 5.9%
ACI Worldwide [1]	237,597	6,208,410
Agilysys [1]	93,087	2,248,982
Avalara [1]	35,000	4,456,900
Cloudflare Cl. A [1]	127,311	5,227,390
Descartes Systems Group (The) [1]	147,147	8,384,436
Elastic [1]	64,600	6,969,694
Envestnet [1,3]	10,000	771,600
Everbridge [1,3]	24,400	3,067,812
Fair Isaac [1]	28,168	11,982,104
Five9 [1]	33,118	4,294,742
j2 Global [1]	85,447	5,914,641
Manhattan Associates [1]	99,864	9,536,013
QAD Cl. A	42,941	1,812,110
Qualys [1,3]	2,017	197,686
SVMK [1]	369,645	8,172,851
Upland Software [1,3]	319,915	12,060,796
		91,306,167
Total		377,543,664

Materials – 9.1%
Chemicals - 4.0%
Balchem Corporation	122,572	11,966,704
Element Solutions [1]	1,076,749	11,316,632
Huntsman Corporation	74,005	1,643,651
Innospec	133,242	8,436,884
Minerals Technologies	215,484	11,011,233
Quaker Chemical	97,892	17,592,171
		61,967,275
Construction Materials - 0.1%
Imerys	36,000	1,338,556
Containers & Packaging - 0.6%
AptarGroup	88,495	10,017,634
Metals & Mining - 3.2%
Alamos Gold Cl. A	1,987,600	17,509,330
Franco-Nevada	92,738	12,944,370
Haynes International	52,750	901,497
IAMGOLD Corporation [1]	795,894	3,048,274
Pretium Resources [1]	89,241	1,142,027
Reliance Steel & Aluminum	140,441	14,330,600
		49,876,098
Paper & Forest Products - 1.2%
Stella-Jones	551,211	18,669,683
Total		141,869,246

Real Estate – 2.3%
Real Estate Management & Development - 2.3%
Colliers International Group	26,700	1,780,623
FRP Holdings [1]	209,149	8,715,239
Kennedy-Wilson Holdings	509,701	7,400,859
Marcus & Millichap [1]	325,485	8,957,347
St. Joe Company (The) [1]	246,454	5,084,346
Tejon Ranch [1]	274,307	3,881,444
Total		35,819,858

TOTAL COMMON STOCKS
(Cost $1,015,471,870)		1,533,455,434

REPURCHASE AGREEMENT – 0.5%

Fixed Income Clearing Corporation,

0.00% dated 9/30/20, due 10/1/20,
maturity value $7,253,612 (collateralized

by obligations of various U.S. Government

Agencies, 2.50% due 1/31/25, valued at $7,398,710)

(Cost $7,253,612)		7,253,612

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.01%)
(Cost $16,838,207)		16,838,207

TOTAL INVESTMENTS – 100.1%
(Cost $1,039,563,689)		1,557,547,253

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(908,081)

NET ASSETS – 100.0%		$1,556,639,172

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.6%

Consumer Discretionary – 5.2%
Auto Components - 3.0%
Dorman Products [1]	218,295	$19,729,502
LCI Industries	226,119	24,034,189
		43,763,691
Distributors - 2.2%
Pool Corporation	96,991	32,447,369
Total		76,211,060

Consumer Staples – 1.0%
Personal Products - 1.0%
Inter Parfums	395,294	14,764,231
Total		14,764,231

Energy – 3.0%
Energy Equipment & Services - 3.0%
Pason Systems	3,080,600	12,238,650
SEACOR Holdings [1]	659,895	19,189,746
TGS-NOPEC Geophysical	1,089,100	13,158,261
Total		44,586,657

Financials – 13.2%
Capital Markets - 9.8%
Ares Management Cl. A	756,678	30,584,925
Ashmore Group	6,302,900	28,968,848
Lazard Cl. A	475,483	15,714,713
Morningstar	266,844	42,857,815
TMX Group	242,394	24,928,418
		143,054,719
Insurance - 1.8%
Alleghany Corporation	50,600	26,334,770
Thrifts & Mortgage Finance - 1.6%
Genworth MI Canada	919,565	23,846,329
Total		193,235,818

Health Care – 6.3%
Health Care Equipment & Supplies - 4.2%
Haemonetics [1]	343,000	29,926,750
Mesa Laboratories	126,079	32,119,886
		62,046,636
Life Sciences Tools & Services - 2.1%
Bio-Techne	121,378	30,068,972
Total		92,115,608

Industrials – 34.8%
Air Freight & Logistics - 1.7%
Forward Air	420,663	24,137,643
Building Products - 1.9%
Simpson Manufacturing	291,151	28,288,231
Commercial Services & Supplies - 2.0%
Ritchie Bros. Auctioneers	505,546	29,953,601
Construction & Engineering - 3.3%
Arcosa	494,950	21,822,345
Valmont Industries	209,849	26,059,049
		47,881,394
Industrial Conglomerates - 1.0%
Raven Industries	702,995	15,128,453
Machinery - 17.8%
Colfax Corporation [1]	1,215,782	38,126,924
ESCO Technologies	240,100	19,342,456
Helios Technologies	434,765	15,825,446
John Bean Technologies	411,270	37,791,600
Kadant	227,871	24,979,219
Lincoln Electric Holdings	427,110	39,311,204
Lindsay Corporation	363,085	35,103,058
RBC Bearings [1]	127,875	15,499,729
Tennant Company	152,726	9,218,541
Woodward	315,439	25,285,590
		260,483,767
Marine - 2.1%
Clarkson	499,906	14,493,681
Kirby Corporation [1]	453,919	16,418,250
		30,911,931
Professional Services - 1.3%
Forrester Research [1]	596,827	19,569,957
Road & Rail - 2.1%
Landstar System	239,725	30,083,090
Trading Companies & Distributors - 1.6%
Air Lease Cl. A	804,047	23,655,063
Total		510,093,130

Information Technology – 25.5%
Electronic Equipment, Instruments & Components - 10.5%
Cognex Corporation	517,470	33,687,297
Coherent [1]	243,257	26,984,499
FARO Technologies [1]	451,463	27,530,214
IPG Photonics [1]	110,712	18,817,719
National Instruments	842,075	30,062,077
Rogers Corporation [1]	166,600	16,336,796
		153,418,602
IT Services - 2.4%
Computer Services [2]	307,400	18,828,250
Jack Henry & Associates	101,178	16,450,531
		35,278,781
Semiconductors & Semiconductor Equipment - 7.0%
Cirrus Logic [1]	300,562	20,272,907
CMC Materials	278,864	39,824,568
MKS Instruments	394,648	43,107,401
		103,204,876
Software - 5.6%
Fair Isaac [1]	88,405	37,605,719
Manhattan Associates [1]	458,974	43,827,427
		81,433,146
Total		373,335,405

Materials – 9.4%
Chemicals - 4.5%
Innospec	397,410	25,164,001
Quaker Chemical	231,280	41,563,329
		66,727,330
Metals & Mining - 2.1%
Reliance Steel & Aluminum	295,231	30,125,371
Paper & Forest Products - 2.8%
Stella-Jones	1,198,500	40,593,556
Total		137,446,257

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings	1,198,999	17,409,465
Total		17,409,465

TOTAL COMMON STOCKS
(Cost $954,179,239)		1,459,197,631

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $2,657,147 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $2,710,357) (Cost $2,657,147)		2,657,147

TOTAL INVESTMENTS – 99.8%
(Cost $956,836,386)		1,461,854,778

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		2,792,912

NET ASSETS – 100.0%		$1,464,647,690

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.9%

Communication Services – 1.3%
Entertainment - 0.5%
SciPlay Corporation Cl. A [1]	31,264	$507,102
Media - 0.8%
Saga Communications Cl. A	40,340	801,959
Total		1,309,061

Consumer Discretionary – 14.6%
Auto Components - 0.9%
Gentex Corporation	34,827	896,795
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations [1]	23,701	497,247
Household Durables - 2.9%
La-Z-Boy	19,802	626,337
PulteGroup	50,500	2,337,645
		2,963,982
Leisure Products - 1.9%
Malibu Boats Cl. A [1]	18,300	906,948
MasterCraft Boat Holdings [1]	59,858	1,046,917
		1,953,865
Specialty Retail - 8.4%
Aaron's	27,300	1,546,545
American Eagle Outfitters	82,845	1,226,934
OneWater Marine Cl. A [1]	56,557	1,158,853
Rent-A-Center	83,066	2,482,843
Shoe Carnival	65,838	2,210,840
		8,626,015
Total		14,937,904

Consumer Staples – 0.4%
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	17,600	433,136
Total		433,136

Energy – 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Dorchester Minerals L.P.	16,834	173,895
Total		173,895

Financials – 22.5%
Banks - 6.0%
Ames National	37,807	638,560
Camden National	23,376	706,540
City Holding Company	11,976	689,937
CNB Financial	46,305	688,555
Financial Institutions	29,866	459,936
Landmark Bancorp	13,382	285,706
MidWestOne Financial Group	26,686	476,879
National Bankshares	46,432	1,176,123
Northrim BanCorp	15,899	405,265
Unity Bancorp	57,458	665,364
		6,192,865
Capital Markets - 5.0%
Evercore Cl. A	39,044	2,555,820
Houlihan Lokey Cl. A	17,495	1,033,080
Moelis & Company Cl. A	44,719	1,571,426
		5,160,326
Insurance - 7.2%
CNO Financial Group	100,429	1,610,881
Heritage Insurance Holdings	55,872	565,425
James River Group Holdings	31,505	1,402,918
Kemper Corporation	19,600	1,309,868
Reinsurance Group of America	8,936	850,618
Selective Insurance Group	30,900	1,591,041
		7,330,751
Thrifts & Mortgage Finance - 4.3%
Genworth MI Canada	61,914	1,605,565
Southern Missouri Bancorp	28,049	661,396
Timberland Bancorp	41,471	746,478
TrustCo Bank Corp. NY	127,647	666,317
WSFS Financial	25,526	688,436
		4,368,192
Total		23,052,134

Health Care – 6.2%
Biotechnology - 1.7%
Catalyst Pharmaceuticals [1,3]	357,382	1,061,424
Coherus BioSciences [1,3]	35,987	660,002
Vanda Pharmaceuticals [1]	6,700	64,722
		1,786,148
Health Care Providers & Services - 3.4%
Ensign Group (The)	27,165	1,550,035
Molina Healthcare [1]	8,600	1,574,144
Pennant Group [1]	8,413	324,405
		3,448,584
Pharmaceuticals - 1.1%
Supernus Pharmaceuticals [1]	52,000	1,083,680
Total		6,318,412

Industrials – 31.1%
Aerospace & Defense - 2.1%
Magellan Aerospace	93,500	478,893
Vectrus [1]	44,267	1,682,146
		2,161,039
Building Products - 0.5%
UFP Industries	8,600	485,986
Commercial Services & Supplies - 2.0%
Herman Miller	13,599	410,146
IBEX [1]	67,485	1,037,919
Kimball International Cl. B	56,484	595,342
		2,043,407
Construction & Engineering - 9.8%
Comfort Systems USA	29,338	1,511,200
Great Lakes Dredge & Dock [1]	181,183	1,723,050
MasTec [1]	39,400	1,662,680
MYR Group [1]	49,921	1,856,063
Northwest Pipe [1]	60,900	1,611,414
Primoris Services	93,400	1,684,936
		10,049,343
Machinery - 3.8%
Alamo Group	4,763	514,547
Federal Signal	16,410	479,993
Meritor [1]	21,802	456,534
Miller Industries	79,657	2,435,114
		3,886,188
Professional Services - 6.4%
Barrett Business Services	12,800	671,232
Heidrick & Struggles International	87,930	1,727,825
Kforce	29,729	956,382
Korn Ferry	58,444	1,694,876
Resources Connection	86,288	996,626
Robert Half International	9,516	503,777
		6,550,718
Road & Rail - 4.9%
ArcBest	63,238	1,964,172
Old Dominion Freight Line	4,646	840,554
Saia [1]	6,453	813,981
Werner Enterprises	32,954	1,383,739
		5,002,446
Trading Companies & Distributors - 1.6%
BMC Stock Holdings [1]	36,755	1,574,217
Total		31,753,344

Information Technology – 18.1%
Electronic Equipment, Instruments & Components - 13.7%
ePlus [1]	20,609	1,508,579
Fabrinet [1]	14,154	892,127
Insight Enterprises [1]	44,223	2,502,137
Kimball Electronics [1]	79,215	915,725
Methode Electronics	15,900	453,150
PC Connection	37,376	1,534,659
Plexus Corporation [1]	13,071	923,205
Sanmina Corporation [1]	75,541	2,043,384
SYNNEX Corporation [1]	11,800	1,652,708
Vishay Intertechnology	103,739	1,615,216
		14,040,890
IT Services - 1.2%
CSG Systems International	3,300	135,135
Hackett Group (The)	47,844	534,896
Sykes Enterprises [1]	15,485	529,742
		1,199,773
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries [1]	11,465	721,607
Kulicke & Soffa Industries	78,958	1,768,659
MKS Instruments	7,480	817,040
		3,307,306
Total		18,547,969

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	55,764	1,534,625
Total		1,534,625

TOTAL COMMON STOCKS
(Cost $89,707,140)		98,060,480

REPURCHASE AGREEMENT – 3.8%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $3,893,726 (collateralized by obligations of various U.S. Government Agencies, 2.50% due 1/31/25, valued at $3,971,621) (Cost $3,893,726)		3,893,726

TOTAL INVESTMENTS – 99.7%
(Cost $93,600,866)		101,954,206

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		295,754

NET ASSETS – 100.0%		$102,249,960

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.1%

Communication Services – 4.5%
Diversified Telecommunication Services - 1.5%
Bandwidth Cl. A [1]	20,000	$3,491,400
Entertainment - 2.5%
Score Media and Gaming Cl. A [1]	3,057,000	1,652,991
Sea Cl. A ADR [1,3]	29,000	4,467,160
		6,120,151
Interactive Media & Services - 0.5%
Enthusiast Gaming Holdings [1]	1,049,000	1,252,608
Total		10,864,159

Consumer Discretionary – 7.5%
Diversified Consumer Services - 1.5%
Aspen Group [1]	331,000	3,697,270
Hotels, Restaurants & Leisure - 2.7%
DraftKings Cl. A [1,3]	27,000	1,588,680
GAN [1,3]	109,900	1,857,310
Papa John's International	22,000	1,810,160
Texas Roadhouse	23,000	1,398,170
		6,654,320
Household Durables - 0.3%
Lovesac Company (The) [1,3]	23,666	655,785
Internet & Direct Marketing Retail - 0.5%
Trxade Group [1,3]	197,300	1,233,125
Leisure Products - 0.9%
Callaway Golf	113,000	2,162,820
Specialty Retail - 1.6%
Carvana Cl. A [1,3]	10,000	2,230,600
Sportsman's Warehouse Holdings [1]	112,000	1,602,720
		3,833,320
Total		18,236,640

Consumer Staples – 2.0%
Beverages - 1.4%
Celsius Holdings [1]	146,000	3,315,660
Food Products - 0.6%
Freshpet [1,3]	13,000	1,451,450
Total		4,767,110

Financials – 5.7%
Banks - 1.6%
Enterprise Financial Services	48,500	1,322,595
Seacoast Banking Corporation of Florida [1]	56,000	1,009,680
Southern National Bancorp of Virginia	4,000	34,720
TriState Capital Holdings [1]	124,057	1,642,515
		4,009,510
Capital Markets - 1.5%
MarketAxess Holdings	4,000	1,926,360
PJT Partners Cl. A	28,000	1,697,080
		3,623,440
Consumer Finance - 0.5%
LendingTree [1]	4,000	1,227,560
Investment Companies - 1.9%
Insurance Acquisition Cl. A [1,3]	166,000	1,960,460
Landcadia Holdings II (Units) [1]	30,000	480,300
Landcadia Holdings II Cl. A [1,3]	77,000	1,106,490
Software Acquisition Group Cl. A [1]	100,000	996,000
		4,543,250
Thrifts & Mortgage Finance - 0.2%
Meridian Bancorp	51,000	527,850
Total		13,931,610

Health Care – 32.5%
Biotechnology - 7.8%
Avid Bioservices [1,3]	257,000	1,958,340
bluebird bio [1]	6,000	323,700
CareDx [1]	65,000	2,466,100
Castle Biosciences [1,3]	35,000	1,800,750
Centogene [1,3]	200,000	1,892,000
Coherus BioSciences [1,3]	88,000	1,613,920
MeiraGTx Holdings [1]	42,000	556,080
Natera [1,3]	37,000	2,672,880
Oxford Biomedica [1]	224,000	2,371,827
REGENXBIO [1]	2,000	55,040
uniQure [1]	54,000	1,988,820
Veracyte [1,3]	40,150	1,304,473
		19,003,930
Health Care Equipment & Supplies - 13.1%
Alphatec Holdings [1]	304,000	2,018,560
Axonics Modulation Technologies [1,3]	47,000	2,398,880
BioLife Solutions [1]	77,000	2,228,380
CONMED Corporation	30,000	2,360,100
CryoPort [1]	66,198	3,137,785
CytoSorbents [1]	137,000	1,092,575
InMode [1]	87,000	3,147,660
Itamar Medical ADR [1,3]	120,000	2,440,800
Penumbra [1]	12,000	2,332,560
Profound Medical [1]	92,000	1,618,659
SI-BONE [1]	82,000	1,945,040
STAAR Surgical [1]	54,000	3,054,240
TransMedics Group [1,3]	41,000	564,980
West Pharmaceutical Services	8,000	2,199,200
Zynex [1]	77,000	1,343,650
		31,883,069
Health Care Providers & Services - 7.9%
Addus HomeCare [1,3]	25,000	2,362,750
Joint Corp. (The) [1]	126,000	2,191,140
Ontrak [1,3]	40,000	2,400,000
Pennant Group [1]	114,000	4,395,840
PetIQ Cl. A [1,3]	100,000	3,292,000
Progyny [1,3]	41,000	1,206,630
Sharps Compliance [1,3]	257,000	1,611,390
Viemed Healthcare [1]	185,000	1,604,709
		19,064,459
Health Care Technology - 0.8%
MTBC [1,3]	166,000	1,472,420
Schrodinger [1,3]	11,000	522,610
		1,995,030
Life Sciences Tools & Services - 2.8%
Harvard Bioscience [1]	218,225	656,857
Medpace Holdings [1,3]	15,000	1,676,250
PureTech Health [1]	696,000	2,281,089
Quanterix Corporation [1]	60,600	2,044,644
		6,658,840
Pharmaceuticals - 0.1%
Emisphere Technologies [1,2]	35,000	287,000
Total		78,892,328

Industrials – 9.5%
Aerospace & Defense - 2.4%
AeroVironment [1]	31,000	1,860,310
BWX Technologies	38,000	2,139,780
Kratos Defense & Security Solutions [1]	101,000	1,947,280
		5,947,370
Electrical Equipment - 2.4%
American Superconductor [1]	205,349	2,973,453
EnerSys	21,000	1,409,520
Vicor Corporation [1]	20,000	1,554,600
		5,937,573
Machinery - 0.4%
ATS Automation Tooling Systems [1]	74,000	961,992
Professional Services - 1.6%
ASGN [1]	26,000	1,652,560
Atlas Technical Consultants Cl. A [1]	45,000	391,500
GP Strategies [1]	80,282	773,918
Rekor Systems [1,3]	167,000	961,920
		3,779,898
Trading Companies & Distributors - 2.7%
Lawson Products [1]	157,000	6,441,710
Total		23,068,543

Information Technology – 31.2%
Communications Equipment - 1.4%
Lumentum Holdings [1,3]	42,000	3,155,460
Viavi Solutions [1]	25,000	293,250
		3,448,710
Electronic Equipment, Instruments & Components - 2.6%
Iteris [1]	1,433,000	5,875,300
nLIGHT [1]	15,000	352,200
Rogers Corporation [1]	1,000	98,060
		6,325,560
IT Services - 5.3%
Unisys Corporation [1]	852,000	9,090,840
USA Technologies [1,2]	428,996	3,625,016
		12,715,856
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Energy Industries [1]	41,000	2,580,540
Ambarella [1]	43,000	2,243,740
AXT [1]	216,400	1,324,368
Beam Global [1,3]	50,000	608,000
Canadian Solar [1,3]	68,000	2,386,800
CEVA [1]	53,000	2,086,610
CyberOptics Corporation [1]	49,000	1,560,160
Impinj [1,3]	46,000	1,212,100
Lattice Semiconductor [1]	51,000	1,476,960
MagnaChip Semiconductor [1]	403,461	5,527,416
Onto Innovation [1]	9,000	268,020
Silicon Laboratories [1,3]	29,000	2,837,650
		24,112,364
Software - 12.0%
Agilysys [1]	99,000	2,391,840
Avalara [1]	22,000	2,801,480
Blue Prism Group [1]	109,000	1,867,286
Cerence [1,3]	73,000	3,567,510
Cloudera [1,3]	132,000	1,437,480
Coupa Software [1,3]	11,000	3,016,640
Descartes Systems Group (The) [1]	50,033	2,850,880
Intelligent Systems [1]	17,000	662,660
LivePerson [1,3]	100,000	5,199,000
Materialise ADR [1,3]	22,577	833,317
Paylocity Holding Corporation [1]	12,786	2,063,916
RingCentral Cl. A [1]	9,000	2,471,490
		29,163,499
Total		75,765,989

Real Estate – 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Community Healthcare Trust	59,000	2,758,840
Postal Realty Trust Cl. A	170,000	2,573,800
Total		5,332,640

TOTAL COMMON STOCKS
(Cost $160,117,593)		230,859,019

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/20, due 10/1/20,
maturity value $12,291,657 (collateralized
by obligations of various U.S. Government
Agencies, 2.50% due 1/31/25, valued at $12,537,580)
(Cost $12,291,657)		12,291,657

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.01%)
(Cost $12,049,806)		12,049,806

TOTAL INVESTMENTS – 105.2%
(Cost $184,459,056)		255,200,482

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.2)%		(12,537,629)

NET ASSETS – 100.0%		$242,662,853

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 81.5%

Communication Services – 1.8%
Media - 1.8%
Meredith Corporation	635,000	$8,331,200
Scholastic Corporation	300,000	6,297,000
Total		14,628,200

Consumer Discretionary – 23.2%
Auto Components - 10.7%
Cooper Tire & Rubber	850,000	26,945,000
Gentex Corporation	905,000	23,303,750
Standard Motor Products	835,000	37,282,750
		87,531,500
Automobiles - 1.7%
Winnebago Industries	262,000	13,537,540
Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A [5]	347,000	3,417,950
Household Durables - 6.2%
Flexsteel Industries [5]	767,500	18,420,000
Hooker Furniture [5]	1,130,000	29,187,900
Skyline Champion [1]	106,600	2,853,682
		50,461,582
Leisure Products - 4.2%
Johnson Outdoors Cl. A	416,400	34,098,996
Total		189,047,568

Consumer Staples – 3.9%
Food Products - 3.9%
John B Sanfilippo & Son	427,000	32,187,260
Total		32,187,260

Financials – 2.4%
Capital Markets - 2.4%
Diamond Hill Investment Group	87,000	10,989,840
Waddell & Reed Financial Cl. A	571,000	8,479,350
Total		19,469,190

Health Care – 0.5%
Biotechnology - 0.5%
United Therapeutics [1]	39,500	3,989,500
Total		3,989,500

Industrials – 21.6%
Aerospace & Defense - 3.7%
National Presto Industries [5]	369,000	30,206,340
Building Products - 1.3%
Gibraltar Industries [1]	90,000	5,862,600
Insteel Industries	255,000	4,768,500
		10,631,100
Commercial Services & Supplies - 2.0%
Ennis	870,000	15,172,800
UniFirst Corporation	7,000	1,325,590
		16,498,390
Construction & Engineering - 0.8%
Argan	150,100	6,290,691
Electrical Equipment - 3.5%
Hubbell Incorporated	207,000	28,325,880
Machinery - 5.9%
Gencor Industries [1,5]	1,065,000	11,746,950
Hurco Companies [5]	580,000	16,472,000
Miller Industries	544,561	16,647,230
Oshkosh Corporation	45,500	3,344,250
		48,210,430
Professional Services - 2.2%
Resources Connection	1,561,000	18,029,550
Trading Companies & Distributors - 2.2%
MSC Industrial Direct Cl. A	291,000	18,414,480
Total		176,606,861

Information Technology – 17.0%
Electronic Equipment, Instruments & Components - 3.4%
Vishay Intertechnology	1,286,500	20,030,805
Vishay Precision Group [1]	310,000	7,849,200
		27,880,005
IT Services - 8.7%
Computer Services [2]	1,045,000	64,006,250
International Money Express [1]	468,000	6,722,820
		70,729,070
Semiconductors & Semiconductor Equipment - 4.9%
Axcelis Technologies [1]	517,500	11,385,000
Kulicke & Soffa Industries	1,285,000	28,784,000
		40,169,000
Total		138,778,075

Materials – 7.3%
Chemicals - 4.5%
Huntsman Corporation	1,665,000	36,979,650
Construction Materials - 0.8%
United States Lime & Minerals	74,000	6,667,400
Metals & Mining - 0.3%
Materion Corporation	47,000	2,445,410
Paper & Forest Products - 1.7%
Mercer International	200,000	1,320,000
Verso Corporation Cl. A	1,592,500	12,564,825
		13,884,825
Total		59,977,285

Real Estate – 3.8%
Real Estate Management & Development - 3.8%
Marcus & Millichap [1]	1,119,200	30,800,384
Total		30,800,384

TOTAL COMMON STOCKS
(Cost $572,922,808)		665,484,323

REPURCHASE AGREEMENT – 18.3%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $149,578,898 (collateralized by obligations of various U.S. Government Agencies, 1.50%-2.50% due 11/30/24-1/31/25, valued at $152,570,525) (Cost $149,578,898)		149,578,898

TOTAL INVESTMENTS – 99.8%
(Cost $722,501,706)		815,063,221

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		1,720,102

NET ASSETS – 100.0%		$816,783,323

SCHEDULES OF INVESTMENTS

ROYCE TOTAL RETURN FUND

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.5%

Communication Services 1.6%
Diversified Telecommunication Services - 0.9%
ATN International	191,729	$9,613,292
Entertainment - 0.7%
World Wrestling Entertainment Cl. A	208,900	8,454,183
Total		18,067,475

Consumer Discretionary – 7.8%
Auto Components - 2.2%
Gentex Corporation	373,889	9,627,642
LCI Industries	75,091	7,981,422
Nokian Renkaat	142,529	4,032,532
Standard Motor Products	74,475	3,325,309
		24,966,905
Automobiles - 0.5%
Thor Industries	61,441	5,852,870
Household Durables - 1.8%
Ethan Allen Interiors	340,499	4,610,356
Leggett & Platt	168,600	6,941,262
PulteGroup	183,000	8,471,070
		20,022,688
Specialty Retail - 1.5%
Rent-A-Center	337,851	10,098,367
Shoe Carnival	220,366	7,399,890
		17,498,257
Textiles, Apparel & Luxury Goods - 1.8%
Levi Strauss & Co. Cl. A	684,300	9,169,620
Ralph Lauren Cl. A	164,000	11,147,080
		20,316,700
Total		88,657,420

Consumer Staples – 2.2%
Food Products - 0.9%
Flowers Foods	335,782	8,169,576
Hershey Creamery [2]	666	2,564,100
		10,733,676
Household Products - 1.3%
Reynolds Consumer Products	130,000	3,980,600
Spectrum Brands Holdings	179,463	10,258,105
		14,238,705
Total		24,972,381

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Eagle Point Income	121,333	1,593,163
Total		1,593,163

Energy – 1.1%
Energy Equipment & Services - 1.1%
Computer Modelling Group	970,000	3,758,928
Pason Systems	522,200	2,074,603
TGS-NOPEC Geophysical	530,159	6,405,262
Total		12,238,793

Financials – 39.5%
Banks - 17.4%
Ames National	96,600	1,631,574
Bank of N.T. Butterfield & Son	433,012	9,647,507
BankUnited	559,200	12,252,072
BOK Financial	261,264	13,457,709
CIT Group	318,000	5,631,780
Farmers & Merchants Bank of Long Beach [2]	397	2,461,400
First Citizens BancShares Cl. A	47,001	14,982,979
First Financial Bankshares	121,200	3,382,692
First Hawaiian	794,700	11,499,309
First National Bank Alaska [2]	23,922	4,736,556
German American Bancorp	162,800	4,418,392
Glacier Bancorp	173,200	5,551,060
HBT Financial	244,100	2,738,802
Heritage Financial	179,700	3,304,683
Home BancShares	1,326,814	20,114,500
Independent Bank Group	427,400	18,882,532
National Bankshares	133,982	3,393,764
OceanFirst Financial	564,700	7,730,743
Peapack-Gladstone Financial	231,460	3,506,619
Popular	161,514	5,858,113
Prosperity Bancshares	55,200	2,861,016
Signature Bank	166,500	13,817,835
South State	104,300	5,022,045
Triumph Bancorp [1]	189,700	5,907,258
UMB Financial	90,399	4,430,455
Valley National Bancorp	1,488,139	10,193,752
		197,415,147
Capital Markets - 8.1%
AllianceBernstein Holding L.P.	283,687	7,670,896
Ares Management Cl. A	294,441	11,901,305
Artisan Partners Asset Management Cl. A	313,800	12,235,062
Ashmore Group	1,700,796	7,817,053
Fiera Capital Cl. A	262,000	2,008,952
Lazard Cl. A	280,251	9,262,296
Moelis & Company Cl. A	360,544	12,669,516
Sprott	355,296	12,127,373
TMX Group	128,073	13,171,354
Virtu Financial Cl. A	133,975	3,082,765
		91,946,572
Diversified Financial Services - 1.7%
Compass Diversified Holdings	670,581	12,781,274
Equitable Holdings	362,500	6,612,000
		19,393,274
Insurance - 11.5%
AMERISAFE	56,000	3,212,160
Assured Guaranty	440,210	9,455,711
Axis Capital Holdings	426,300	18,774,252
E-L Financial	29,727	14,688,806
Erie Indemnity Cl. A	49,927	10,498,649
First American Financial	246,658	12,557,359
Hanover Insurance Group	59,913	5,582,693
James River Group Holdings	456,081	20,309,287
ProAssurance Corporation	1,078,848	16,873,183
Reinsurance Group of America	58,285	5,548,149
RenaissanceRe Holdings	78,700	13,358,538
		130,858,787
Investment Companies - 0.0%
Morgan Group Holding Company [1,2]	1,391	9,041
Thrifts & Mortgage Finance - 0.8%
Genworth MI Canada	375,950	9,749,205
Total		449,372,026

Health Care – 1.6%
Health Care Equipment & Supplies - 0.7%
Hill-Rom Holdings	96,828	8,086,106
Health Care Providers & Services - 0.9%
Patterson Companies	394,884	9,518,679
Total		17,604,785

Industrials – 22.1%
Aerospace & Defense - 0.3%
Magellan Aerospace	644,121	3,299,092
Building Products - 1.6%
Fortune Brands Home & Security	114,600	9,915,192
UFP Industries	144,800	8,182,648
		18,097,840
Commercial Services & Supplies - 4.7%
ABM Industries	301,678	11,059,516
Deluxe Corporation	485,791	12,499,402
Healthcare Services Group	413,755	8,908,145
Kimball International Cl. B	772,839	8,145,723
McGrath RentCorp	218,505	13,020,713
		53,633,499
Construction & Engineering - 1.2%
Arcosa	156,792	6,912,959
Argan	146,554	6,142,078
		13,055,037
Electrical Equipment - 1.5%
Hubbell Incorporated	124,699	17,063,811
Preformed Line Products	4,270	208,035
		17,271,846
Industrial Conglomerates - 0.7%
Raven Industries	339,720	7,310,774
Machinery - 6.2%
Crane Company	56,400	2,827,332
Gorman-Rupp Company (The)	285,118	8,399,576
Lincoln Electric Holdings	123,105	11,330,584
Lindsay Corporation	110,331	10,666,801
Miller Industries	208,318	6,368,281
Mueller Industries	331,929	8,981,999
Tennant Company	105,755	6,383,372
Timken Company (The)	160,900	8,723,998
Trinity Industries	355,077	6,924,002
		70,605,945
Marine - 1.1%
Clarkson	426,371	12,361,694
Professional Services - 1.2%
ManpowerGroup	140,298	10,288,052
Resources Connection	306,988	3,545,712
		13,833,764
Road & Rail - 0.7%
Werner Enterprises	200,396	8,414,628

Trading Companies & Distributors - 2.9%
MSC Industrial Direct Cl. A	179,100	11,333,448
Systemax	233,365	5,586,758
Watsco	70,200	16,348,878
		33,269,084
Total		251,153,203

Information Technology – 7.5%
Electronic Equipment, Instruments & Components - 4.3%
Avnet	484,300	12,514,312
Methode Electronics	452,926	12,908,391
National Instruments	207,379	7,403,430
PC Connection	211,070	8,666,534
Vishay Intertechnology	479,138	7,460,179
		48,952,846
IT Services - 1.8%
EVERTEC	161,100	5,591,781
Hackett Group (The)	163,700	1,830,166
KBR	568,316	12,707,546
		20,129,493
Semiconductors & Semiconductor Equipment - 1.4%
Kulicke & Soffa Industries	418,058	9,364,499
MKS Instruments	61,490	6,716,553
		16,081,052
Total		85,163,391

Materials – 10.6%
Chemicals - 4.0%
Albemarle Corporation	98,995	8,838,274
Chase Corporation	90,597	8,642,954
FutureFuel Corporation	110,466	1,255,998
Minerals Technologies	256,270	13,095,397
Quaker Chemical	74,012	13,300,696
		45,133,319
Containers & Packaging - 3.7%
AptarGroup	79,243	8,970,308
Graphic Packaging Holding Company	556,100	7,835,449
Packaging Corporation of America	50,000	5,452,500
Silgan Holdings	165,400	6,081,758
Sonoco Products	276,601	14,126,013
		42,466,028
Metals & Mining - 2.9%
Ferroglobe (Warranty Insurance Trust) [1,4]	569,803	0
Franco-Nevada	17,835	2,489,409
Gold Fields ADR	1,219,523	14,987,938
Royal Gold	28,833	3,464,862
Worthington Industries	291,971	11,906,577
		32,848,786
Total		120,448,133

Real Estate – 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Lexington Realty Trust	279,902	2,924,976
Real Estate Management & Development - 2.1%
Kennedy-Wilson Holdings	779,088	11,312,358
RMR Group (The) Cl. A	447,360	12,288,979
		23,601,337
Total		26,526,313

Utilities – 1.1%
Electric Utilities - 0.5%
ALLETE	123,805	6,405,671
Water Utilities - 0.6%
Essential Utilities	68,203	2,745,170
SJW Group	63,694	3,876,417
		6,621,587
Total		13,027,258

TOTAL COMMON STOCKS
(Cost $884,048,158)		1,108,824,341

PREFERRED STOCK – 0.2%
Chicken Soup For The Soul Entertainment
9.75% Ser. A	78,724	1,818,524
(Cost $1,981,326)		1,818,524

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.1%
Meritor 6.25%
due 2/15/24	$811,839	828,076
Unit Corporation 6.625%
due 5/15/21	4,269,155	471,229
TOTAL CORPORATE BONDS
(Cost $4,880,867)		1,299,305

REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/20, due 10/1/20,
maturity value $26,507,172 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/24, valued at $27,037,429)
(Cost $26,507,172)		26,507,172

TOTAL INVESTMENTS – 100.1%
(Cost $917,417,523)		1,138,449,342

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(1,607,579)

NET ASSETS – 100.0%		$1,136,841,763

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]	All or a portion of these securities were on loan at September 30, 2020.
[4]	Securities for which market quotations are not readily available represent 0.3%, 0.0% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	At September 30, 2020, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

At September 30, 2020, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Dividend Value Fund	$35,952,953	$29,940,329	$31,097,811	$1,157,482
Royce Global Financial Services Fund	22,942,710	8,102,800	11,288,255	3,185,455
Royce International Premier Fund	806,287,679	154,017,034	189,796,215	35,779,181
Royce Micro-Cap Fund	242,762,090	31,725,073	70,282,239	38,557,166
Royce Opportunity Fund	824,530,291	49,935,570	158,714,599	108,779,029
Royce Pennsylvania Mutual Fund	1,041,369,576	516,177,677	576,673,421	60,495,744
Royce Premier Fund	958,432,021	503,422,757	601,601,041	98,178,284
Royce Small-Cap Value Fund	93,744,615	8,209,591	15,911,118	7,701,527
Royce Smaller-Companies Growth Fund	184,708,001	70,492,481	75,503,689	5,011,208
Royce Special Equity Fund	722,561,322	92,501,899	144,245,317	51,743,418
Royce Total Return Fund	918,243,725	220,205,617	290,051,848	69,846,231

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2020. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$50,887,242	$14,873,448	$–	$65,760,690
Repurchase Agreement	–	132,592	–	132,592
Royce Global Financial Services Fund
Common Stocks	24,257,343	5,952,916	–	30,210,259
Repurchase Agreement	–	835,251	–	835,251
Royce International Premier Fund
Common Stocks	46,661,201	834,319,466	–	880,980,667
Preferred Stocks	–	19,345,250	–	19,345,250
Repurchase Agreement	–	59,978,796	–	59,978,796
Royce Micro-Cap Fund
Common Stocks	255,862,183	11,901,299	690,000	268,453,482
Repurchase Agreement	–	4,472,220	–	4,472,220
Money Market Fund/Collateral Received for
Securities Loaned	1,561,461	–	–	1,561,461
Royce Opportunity Fund
Common Stocks	810,570,037	786,384	–	811,356,421
Repurchase Agreement	–	43,632,373	–	43,632,373
Money Market Fund/Collateral Received for
Securities Loaned	19,477,067	–	–	19,477,067
Royce Pennsylvania Mutual Fund
Common Stocks	1,510,941,835	22,513,599	0	1,533,455,434
Repurchase Agreement	–	7,253,612	–	7,253,612
Money Market Fund/Collateral Received for
Securities Loaned	16,838,207	–	–	16,838,207
Royce Premier Fund
Common Stocks	1,383,748,591	75,449,040	–	1,459,197,631
Repurchase Agreement	–	2,657,147	–	2,657,147
Royce Small-Cap Value Fund
Common Stocks	98,060,480	–	–	98,060,480
Repurchase Agreement	–	3,893,726	–	3,893,726
Royce Smaller-Companies Growth Fund
Common Stocks	220,426,802	10,432,217	–	230,859,019
Repurchase Agreement	–	12,291,657	–	12,291,657
Money Market Fund/Collateral Received for
Securities Loaned	12,049,806	–	–	12,049,806
Royce Special Equity Fund
Common Stocks	601,478,073	64,006,250	–	665,484,323
Repurchase Agreement	–	149,578,898	–	149,578,898
Royce Total Return Fund
Common Stocks	1,068,436,702	40,387,639	0	1,108,824,341
Preferred Stocks	1,818,524	–	–	1,818,524
Corporate Bonds	–	1,299,305	–	1,299,305
Repurchase Agreement	–	26,507,172	–	26,507,172

Level 3 Reconciliation:

	Balance as of 12/31/19	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/20
Royce Micro-Cap Fund
Common Stocks	$828,000	$ –	$ –	$ –	$ (138,000)	$690,000
Royce Pennsylvania Mutual Fund
Common Stocks	0	–	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/20	Technique(s)	Input(s)	Range Average	Input[1]
Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$690,000	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2020 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at September 30, 2020:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 1,561,461	$ (1,470,124)	$ 91,337
Royce Opportunity Fund	19,477,067	(19,548,749)	(71,682)
Royce Pennsylvania Mutual Fund	16,838,207	(16,990,476)	(152,269)
Royce Smaller-Companies Growth Fund	12,049,806	(11,717,756)	332,050

[1]	The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2020:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 8,426,194	$ (8,255,975)	$ 170,219
Royce Opportunity Fund	47,860,157	(46,772,200)	1,087,957
Royce Pennsylvania Mutual Fund	19,685,320	(19,156,551)	528,769
Royce Small-Cap Value Fund	1,343,942	(1,306,596)	37,346
Royce Smaller-Companies Growth Fund	27,616,860	(26,772,176)	844,684

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2020:

Affiliated Company	Shares 12/31/19	Market Value 12/31/19	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/20	Market Value 9/30/20
Royce Special Equity Fund
Consumer Discretionary – 10.8%
Auto Components – 4.6%
Standard Motor Products[1]	1,229,000	$65,407,380	$866,093	$19,516,962	$6,892,348	$(16,366,109)	$276,250
Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A2	374,000	5,797,000	132,406	490,253	49,962	(2,071,165)	65,450	347,000	$3,417,950
Household Durables – 5.8%
Flexsteel Industries[2]	720,000	14,342,400	1,750,771	1,006,140	(387,297)	3,720,266	230,275	767,500	18,420,000
Hooker Furniture[2]	1,000,000	25,690,000	4,364,321	2,390,008	(398,163)	1,921,750	502,176	1,130,000	29,187,900
		40,032,400			(785,460)	5,642,016	732,451		47,607,900
		111,236,780			6,156,850	(12,795,258)	1,074,151		51,025,850
Industrials – 7.7%
Aerospace & Defense - 3.7%
National Presto Industries[2]	409,000	36,151,510	2,333,039	5,927,599	3,191,846	(5,542,456)	2,278,704	369,000	30,206,340
Building Products – 0.6%
Insteel Industries[1]	969,000	20,823,810	94,031	15,885,683	(1,880,064)	1,616,406	38,093
Machinery – 3.4%
Gencor Industries[2,3]	1,130,000	13,187,100	622,652	1,290,843	(72,178)	(699,781)	–	1,065,000	11,746,950
Hurco Companies[2]	623,600	23,921,296	657,597	1,978,764	982,115	(7,110,244)	152,750	580,000	16,472,000
		37,108,396			909,937	(7,810,025)	152,750		28,218,950
		94,083,716			2,221,719	(11,736,075)	2,469,547		58,425,290
Information Technology – 7.8%
IT Services – 7.8%
Computer Services[1,4]	1,463,000	65,103,500	–	21,871,372	14,022,352	6,751,770	733,485
		65,103,500			14,022,352	6,751,770	733,485
Materials – 1.5%
Paper & Forest Products – 1.5%
Verso Corporation Cl. A1	1,722,000	31,047,660	3,222,820	6,151,043	575,348	(16,129,960)	4,827,820
		31,047,660			575,348	(16,129,960)	4,827,820
		$301,471,656			$22,976,269	$(33,909,523)	$9,105,003		$109,451,140

[1]	Not an Affiliated Company at September 30, 2020.
[2]	At September 30, 2020, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[3]	Non-income producing.
[4]	This security was defined as a Level 2 security due to fair value being based on quoted prices for similar securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).